LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSSES PER SHARE
Calculation of Basic and Diluted Earnings Per Share

	For the years ended December 31,
	2020		2021		2022
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(23,278)	(46)	(53,661)	—	(155,415)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	429,164,170	847,093	622,337,875	99	871,036,400	99
Denominator used for losses per share	429,164,170	847,093	622,337,875	99	871,036,400	99
Losses per share from continuing operations — basic	(0.05)	(0.05)	(0.09)	—	(0.18)	—

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(23,278)	(46)	(53,661)	—	(155,415)	—
Reallocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(46)	—	—	—	—	—
Net loss from continuing operations attributable to ordinary shareholders	(23,324)	(46)	(53,661)	—	(155,415)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	429,164,170	847,093	622,337,875	99	871,036,400	99
Conversion of Class B to Class A ordinary shares	847,093	—	99	—	99	—
Denominator used for losses per share	430,011,263	847,093	622,337,974	99	871,036,499	99
Losses per share from continuing operations—diluted	(0.05)	(0.05)	(0.09)	—	(0.18)	—

Losses from continuing operations per ADS*:
Denominator used for losses per ADS - basic	4,291,642	—	6,223,379	—	8,710,364	—
Denominator used for losses per ADS - diluted	4,300,113	—	6,223,380	—	8,710,365	—
Losses from continuing operations per ADS – basic	(5.42)	—	(8.62)	—	(17.84)	—
Losses from continuing operations per ADS – diluted	(5.42)	—	(8.62)	—	(17.84)	—

Schedule of basic and diluted losses per share

	For the years ended December 31,
	2020		2021		2022
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from discontinued operations—basic:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(9,070)	(18)	(8,742)	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	429,164,170	847,093	622,337,875	99	871,036,400	99
Denominator used for loss per share	429,164,170	847,093	622,337,875	99	871,036,400	99
Losses per share from discontinued operations — basic	(0.02)	(0.02)	(0.01)	—	—	—

Losses per share from discontinued operations—diluted:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(9,070)	(18)	(8,742)	—	—	—
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(18)	—	—	—	—	—
Net loss from discontinued operations attributable to ordinary shareholders	(9,088)	(18)	(8,742)	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	429,164,170	847,093	622,337,875	99	871,036,400	99
Conversion of Class B to Class A ordinary shares	847,093	—	99	—	99	—
Denominator used for loss per share	430,011,263	847,093	622,337,974	99	871,036,499	99
Losses per share from discontinued operations—diluted	(0.02)	(0.02)	(0.01)	—	—	—

Losses from discontinued operations per ADS *:
Denominator used for loss per ADS - basic	4,291,642	—	6,223,379	—	8,710,364	—
Denominator used for loss per ADS - diluted	4,300,113	—	6,223,380	—	8,710,365	—
Losses from discontinued operations per ADS – basic	(2.11)	—	(1.40)	—	—	—
Losses from discontinued operations per ADS – diluted	(2.11)	—	(1.40)	—	—	—
American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.